Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 28, 2012
(Delaware Inflation Protected Bond Fund) | Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.56%
5 Years	7.95%
Lifetime	6.29%	[1]
(Delaware Inflation Protected Bond Fund) | Class A
Average Annual Return:
1 Year	5.16%
5 Years	6.55%
Lifetime	5.30%	[1]
(Delaware Inflation Protected Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	3.32%
5 Years	4.98%
Lifetime	3.69%	[1]
(Delaware Inflation Protected Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.86%
5 Years	4.76%
Lifetime	3.62%	[1]
(Delaware Inflation Protected Bond Fund) | Class B
Average Annual Return:
1 Year	5.28%
5 Years	6.49%
Lifetime	5.23%	[1]
(Delaware Inflation Protected Bond Fund) | Class C
Average Annual Return:
1 Year	8.27%
5 Years	6.74%
Lifetime	5.24%	[1]
(Delaware Inflation Protected Bond Fund) | Institutional Class
Average Annual Return:
1 Year	10.35%
5 Years	7.83%
Lifetime	6.24%	[1]
(Delaware Core Plus Bond Fund) | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 years or lifetime	5.78%
(Delaware Core Plus Bond Fund) | Class A
Average Annual Return:
1 Year	2.60%
5 Years	6.50%
10 years or lifetime	5.30%
(Delaware Core Plus Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	1.35%
5 Years	4.81%
10 years or lifetime	3.64%
(Delaware Core Plus Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.66%
5 Years	4.54%
10 years or lifetime	3.52%
(Delaware Core Plus Bond Fund) | Class B
Average Annual Return:
1 Year	2.70%
5 Years	6.49%
10 years or lifetime	5.17%
(Delaware Core Plus Bond Fund) | Class C
Average Annual Return:
1 Year	5.69%
5 Years	6.71%
10 years or lifetime	5.03%
(Delaware Core Plus Bond Fund) | Institutional Class
Average Annual Return:
1 Year	7.76%
5 Years	7.78%
10 years or lifetime	6.09%
(Delaware Core Plus Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	7.09%
5 Years	7.27%
Lifetime	4.97%

[1]	Lifetime (12/1/04–12/31/11)